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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC (1)
Address: 888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/ Eamon Smith                New York, NY              November 14, 2005
--------------------        --------------------         -----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


(1)  Mr. Eric Semler is the managing member of TCS Capital Management, LLC.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   55
                                                 -----------

Form 13F Information Table Value Total:          $ 1,885,713
                                                 -----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                              Quarter Ended September 30, 2005


                                                                                                             VOTING AUTHORITY
                   TITLE                       VALUE        SHARES/                                       --------------------------
                   OF                          (X           PRN       SH/     PUT/  INVSTMT   OTHER
NAME OF ISSUER     CLASS        Cusip          $1000)       AMT       PRN     CALL  DISCRETN  MANAGERS    SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS
 INC               COM          011589108     40,361     2,358,900    SH            SOLE                2,358,900
----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP        COM          020039103     56,157       862,500    SH            SOLE                  862,500
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER
 CORP              CL A         029912201     92,265     3,697,979    SH            SOLE                3,697,979
----------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER
 INC               COM          037833100     32,166       600,000    SH            SOLE                  600,000
----------------------------------------------------------------------------------------------------------------------------------
AZTAR CORP         COM          054802103     34,932     1,133,800    SH            SOLE                1,133,800
----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION        CL A
 SYS CORP          NY CABLVS    12686C109     70,354     2,293,900    SH            SOLE                2,293,900
----------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN
 ENTRP             CL A NEW     G20045202     90,310     1,710,089    SH            SOLE                1,710,089
----------------------------------------------------------------------------------------------------------------------------------
CITADEL
 BROADCASTING CORP COM          17285T106     34,740     2,530,250    SH            SOLE                2,530,250
----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL
 COMMUNICATIONS    COM          184502102     18,912       575,000    SH            SOLE                  575,000
----------------------------------------------------------------------------------------------------------------------------------
CONVERA CORP       CL A         211919105      8,943       634,244    SH            SOLE                  634,244
----------------------------------------------------------------------------------------------------------------------------------
COX RADIO INC      CL A         224051102     21,219     1,396,000    SH            SOLE                1,396,000
----------------------------------------------------------------------------------------------------------------------------------
CTRIP COM INTL LTD ADR          22943F100      8,567       133,700    SH            SOLE                  133,700
----------------------------------------------------------------------------------------------------------------------------------
DEX MEDIA INC      COM          25212E100     13,448       483,900    SH            SOLE                  483,900
----------------------------------------------------------------------------------------------------------------------------------
DIGITAS INC        COM          25388K104     18,547     1,632,617    SH            SOLE                1,632,617
----------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMUNI-
 CATIONS CORP      CL A         256069105     66,394     8,645,013    SH            SOLE                8,645,013
----------------------------------------------------------------------------------------------------------------------------------
DOW JONES & CO
 INC               COM          260561105     10,666       279,300    SH            SOLE                  279,300
----------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNI-
 CATIONS CORP      CL A         291525103     37,157     1,681,300    SH            SOLE                1,681,300
----------------------------------------------------------------------------------------------------------------------------------
FIRST AVE NETWORKS
 INC               COM          31865X106     14,795     2,279,639    SH            SOLE                2,279,639
----------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG   SPONSORED
 LTD               ADR          34415V109     29,124     1,089,165    SH            SOLE                1,089,165
----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE
 INTL INC          COM          36866W106      8,735     2,951,100    SH            SOLE                2,951,100
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC         CL A         38259P508    147,534       466,200    SH            SOLE                  466,200
----------------------------------------------------------------------------------------------------------------------------------
GREENFIELD ONLINE
 INC               COM          395150105      5,131       943,200    SH            SOLE                  943,200
----------------------------------------------------------------------------------------------------------------------------------
HOMESTORE INC      COM          437852106     36,845     8,470,213    SH            SOLE                8,470,213
----------------------------------------------------------------------------------------------------------------------------------
ISLE OF CAPRI
 CASINOS INC       COM          464592104     10,962       512,700    SH            SOLE                  512,700
----------------------------------------------------------------------------------------------------------------------------------
JAMDAT MOBILE INC  COM          47023T100     19,780       941,900    SH            SOLE                  941,900
----------------------------------------------------------------------------------------------------------------------------------
KNIGHT RIDDER INC  COM          499040103     16,101       274,391    SH            SOLE                  274,391
----------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
  CO               CL A         512815101     15,020       331,200    SH            SOLE                  331,200
----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS
 INTL INC          COM NEW      521863308     35,376     1,005,000    SH            SOLE                1,005,000
----------------------------------------------------------------------------------------------------------------------------------
MARVEL
 ENTERTAINMENT,
 INC.              COM          57383T103     30,379     1,700,000    SH            SOLE                1,700,000
----------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO       CL A         579489105     16,405       251,500    SH            SOLE                  251,500
----------------------------------------------------------------------------------------------------------------------------------
MEDIACOM
 COMMUNICATIONS
 CORP              CL A         58446K105      7,110       963,444    SH            SOLE                  963,444
----------------------------------------------------------------------------------------------------------------------------------
MIVA INC           COM          55311R108     10,356     1,717,375    SH            SOLE                1,717,375
----------------------------------------------------------------------------------------------------------------------------------
NTL INC            COM          62940M104     11,209       167,800    SH            SOLE                  167,800
----------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC     COM          64116M108     51,162     3,361,484    SH            SOLE                3,361,484
----------------------------------------------------------------------------------------------------------------------------------
NETFLIX COM INC    COM          64110L106     78,755     3,030,200    SH            SOLE                3,030,200
----------------------------------------------------------------------------------------------------------------------------------
NEUSTAR INC        CL A         64126X201     22,972       718,100    SH            SOLE                  718,100
----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS
 INC               CL A         65333F107     48,995     1,952,000    SH            SOLE                1,952,000
----------------------------------------------------------------------------------------------------------------------------------
PIXAR              COM          725811103     42,102       945,900    SH            SOLE                  945,900
----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC       COM          74157K101     34,623     8,465,400    SH            SOLE                8,465,400
----------------------------------------------------------------------------------------------------------------------------------
RADIO ONE INC      CL D         75040P405     14,256     1,084,100    SH            SOLE                1,084,100
----------------------------------------------------------------------------------------------------------------------------------
REGAL ENTMNT       NON VIG
 GROUP             CL A         758766109      5,677       283,300    SH            SOLE                  283,300
----------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNI-
 CATIONS CORP      COM          78388J106     38,833     2,516,700    SH            SOLE                2,516,700
----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE
 RADIO INC         COM          82966U103     30,990     4,738,500    SH            SOLE                4,738,500
----------------------------------------------------------------------------------------------------------------------------------
SOHU COM INC       COM          83408W103      9,079       530,000    SH            SOLE                  530,000
----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL
 CORP              COM FON      852061100     71,958     3,025,999    SH            SOLE                3,025,999
----------------------------------------------------------------------------------------------------------------------------------
SUNCOM WIRELESS
 HLDGS INC         CL A         86722Q108        325        94,500    SH            SOLE                   94,500
----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL
 INC               COM          87956T107     63,576     2,770,200    SH            SOLE                2,770,200
----------------------------------------------------------------------------------------------------------------------------------
TIM HELLAS
 TEELECOMM S A     ADR          88706Q104     87,207     4,506,815    SH            SOLE                4,506,815
----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
 CELLULAR CORP     COM          911684108     59,291     1,109,900    SH            SOLE                1,109,900
----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC     COM          92046N102     36,053     2,109,600    SH            SOLE                2,109,600
----------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO     COM          254687106     24,130     1,000,000    SH            SOLE                1,000,000
----------------------------------------------------------------------------------------------------------------------------------
WARNER MUSIC
 GROUP CORP        COM          934550104     33,655     1,818,200    SH            SOLE                1,818,200
----------------------------------------------------------------------------------------------------------------------------------
WORLDSPACE INC     CL A         981579105     19,578     1,389,474    SH            SOLE                1,389,474
----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE
 RADIO HLDGS INC   CL A         983759101     37,526     1,045,000    SH            SOLE                1,045,000
----------------------------------------------------------------------------------------------------------------------------------
YOUNG
 BROADCASTING INC  CL A         987434107      4,970     1,424,029    SH            SOLE                1,424,029
----------------------------------------------------------------------------------------------------------------------------------



REPORT SUMMARY:    55   DATA RECORDS                     $1,885,713

                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED